Auditors' Remuneration - Schedule of Consolidated Entity Disclosure Statement (Details)	12 Months Ended
Jun. 30, 2026
Immuron Limited [Member]
Schedule of Consolidated Entity Disclosure Statement [Line Items]
Type of entity	Body corporate
Trustee, partner, or participant in joint venture
% of share capital held
Country of incorporation	Australia
Australian resident or foreign resident (for tax purpose)	Australian
Foreign tax jurisdiction(s) of foreign residents
Immuron Inc. [Member]
Schedule of Consolidated Entity Disclosure Statement [Line Items]
Type of entity	Body corporate
Trustee, partner, or participant in joint venture
% of share capital held	100.00%
Country of incorporation	United States
Australian resident or foreign resident (for tax purpose)	Foreign
Foreign tax jurisdiction(s) of foreign residents	United States
Immuron Canada Ltd [Member]
Schedule of Consolidated Entity Disclosure Statement [Line Items]
Type of entity	Body corporate
Trustee, partner, or participant in joint venture
% of share capital held	100.00%
Country of incorporation	Canada
Australian resident or foreign resident (for tax purpose)	Foreign
Foreign tax jurisdiction(s) of foreign residents	Canada
Anadis ESP Pty Ltd [Member]
Schedule of Consolidated Entity Disclosure Statement [Line Items]
Type of entity	Body corporate
Trustee, partner, or participant in joint venture
% of share capital held	100.00%
Country of incorporation	Australia
Australian resident or foreign resident (for tax purpose)	Australian
Foreign tax jurisdiction(s) of foreign residents